DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	$ 16
Undistributed profits of foreign subsidiaries	16,112
Deferred tax assets	98	$ 235
Deferred tax assets expected to be realized in more than one year	43
Deferred tax liabilities	3,034	3,091
Unused tax losses, net	4,728
Deductible temporary differences for which no deferred tax asset is recognised	3,053	3,161
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,127	1,097
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	13
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	4
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	275
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	77
2025+
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	2,830
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,529
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,092	1,082
Capital tax losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	323	331
Alternative minimum tax (“AMT”) credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13	28
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3	11
Other | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,638	$ 1,748